Loans and Other Borrowings - Summary of Loans and Other Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current	$ 87	$ 104	$ 110
Non-current	2,078	1,910	$ 1,678
Total	2,165	2,014
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current	125
Total	125
GBP400m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	528	509
Total	528	509
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	399	385
Total	399	385
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	462	447
Total	462	447
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	564	569
Total	564	569
Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current	87	104
Total	87	104
Unsecured bank loans and bonds [Member]
Disclosure of detailed information about borrowings [line items]
Non-current	2,078	1,910
Total	2,078	1,910
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Current	2
Non-current	1,389	1,341
Total	1,391	1,341
US dollars [member]
Disclosure of detailed information about borrowings [line items]
Current	82	94
Non-current	125
Total	207	94
Euros [member]
Disclosure of detailed information about borrowings [line items]
Current	1	8
Non-current	564	569
Total	565	577
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Current	2	2
Total	$ 2	$ 2